REVISIONS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 3,264	$ 7,907
Non-cash lease expense	4,515	4,139
Operating lease liabilities	(4,415)	(4,174)
Accounts payable	(1,552)	(1,432)
Proceeds from sale of lost-in-hole equipment	19,684	21,116
Purchase of property, plant and equipment	$ 43,750	24,688
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Right-of-use assets obtained in exchange for new operating lease liabilities		9,451
Non-cash lease expense		(3,768)
Operating lease liabilities		3,733
Inventories of negative		1,000
Accounts payable		(981)
Proceeds from sale of lost-in-hole equipment		20,319
Purchase of property, plant and equipment		$ 23,753